SELECTED STATEMENTS OF OPERATIONS DATA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Research and Development Expense [Abstract]
Total costs	$ 37,522	$ 22,033	$ 16,267
Less - capitalized software development costs	(5,567)	(5,545)	(6,032)
Research and development expenses, net	$ 31,955	$ 16,488	$ 10,235